Trading Advisors	12 Months Ended
Dec. 31, 2012
Trading Advisors [Abstract]
Trading Advisors
4.  Trading Advisors

Ceres, on behalf of each Partnership retains certain commodity trading advisors to make all trading decisions for the Partnerships.  The trading advisors for each Partnership at December 31, 2012, were as follows:

Morgan Stanley Smith Barney Charter Campbell L.P.
Campbell & Company, Inc.

Morgan Stanley Smith Barney Charter Aspect L.P.
Aspect

Morgan Stanley Smith Barney Charter WNT L.P.
Winton

Compensation to the trading advisors by the Partnerships consists of a management fee and an incentive fee as follows:

Management Fee — Charter Aspect pays its trading advisor a flat-rate monthly fee equal to 1/12 of 1.5% (a 1.5% annual rate) of the Partnership's net assets under management by the trading advisor as of the first day of each month.  Prior to June 1, 2012, the monthly management fee rate was 1/12 of 2% (a 2% annual rate).

Charter WNT pays its trading advisor a flat-rate monthly fee equal to 1/12 of 1.5% (a 1.5% annual rate) of the Partnership's net assets under management by the trading advisor as of the first day of each month.  Prior to April 1, 2011, the monthly management fee rate was 1/6 of 1% (a 2% annual rate).

Charter Campbell pays its trading advisor a flat-rate monthly fee equal to 1/6 of 1% (a 2% annual rate) of the Partnership's net assets under management by the trading advisor as of the first day of each month.  Prior to January 1, 2011, the monthly management fee rate was 1/12 of 2.65% (a 2.65% annual rate).

Incentive Fee — Each Partnership's incentive fee is equal to 20% of trading profits paid on a monthly basis.

Trading profits represent the amount by which profits from futures, forwards, and options trading exceed losses after brokerage and management fees are deducted.  When a trading advisor experiences losses with respect to net assets as of the end of a calendar month, the trading advisor must recover such losses before the trading advisor is eligible for an incentive fee in the future.  Cumulative trading losses are adjusted on a pro rated basis for the amount of each month's net withdrawals.